Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 11/26/2024 11:15:31 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[REDACTED]	RCKT2024CES90679				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Loan was re-approved with a DTI of 33.43% after the purchase for another property [REDACTED] under [REDACTED] loan #[REDACTED] was denied for an unacceptable property type. Received a corrected Final 1003 and 1008 with this property and property expenses removed.
[REDACTED]	RCKT2024CES91630				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Bid Tape value was based on the borrower's income which was incorrectly duplicated and used for qualification.A corrected 1008 and Final 1003 were provided and the loan was re-approved with a DTI of 46.09%.
[REDACTED]	RCKT2024CES90783				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
[REDACTED]	RCKT2024CES95519				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2024CES96385				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	There were two income records for the co-borrower's current employer indicated on the 1003, however, only one was documented. Unable to support the additional $[REDACTED]/month considered by the client.